Advances, Related Parties	9 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Advances, Related Parties

Note 3 – Advances, Related Parties

During the year ended March 31, 2013, Anthony Passmore advanced funds of $2,000 to the Company and during the period ended December 31, 2013 he advanced $13,535 resulting in total advances of $15,481 at December 31, 2013. The advances were non-interest bearing and due on demand. Mr. Passmore forgave all respective amounts due as of March 31, 2013 and December 31, 2013 which the Company accounted for as contributions to capital.